Related Party Disclosures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 0	$ 9
Amounts payable, related party transactions	0	20
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	0	52	$ 61
Other related parties
Disclosure of transactions between related parties [line items]
Other purchases of goods, related party transactions	$ 2	$ 65	$ 66
Silicon Manufacturing Partners Pte Ltd
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired (in percent)		49.00%		51.00%